Finance Costs	12 Months Ended
Dec. 31, 2019
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Finance Costs

NOTE 8   FINANCE COSTS

	2019	2018
Interest expense
Short-term debt	87	129
Long-term debt	387	372
Lease liabilities (Note 21)	34	-
Unwinding of discount on asset retirement obligations (Note 24)	54	51
Interest on net defined benefit pension and other post-retirement plan obligations (Note 23)	15	15
Borrowing costs capitalized to property, plant and equipment	(18)	(12)
Interest income	(5)	(17)
	554	538

Borrowing costs capitalized to property, plant and equipment in 2019 were calculated by applying an average capitalization rate of 4.6 percent (2018 – 4.4 percent) to expenditures on qualifying assets.